CONDENSED BALANCE SHEET (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Ordinary redemption, shares (in shares)	20,823,664
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in shares)	5,000,000	5,000,000
Preference shares, shares issued (in shares)	0	0
Preference shares, shares outstanding (in shares)	0	0
Share capitalization (in Shares)		575,000
Founder shares issued and outstanding (in Shares)		6,325,000
Class A ordinary shares
Ordinary redemption, shares (in shares)	20,823,644	20,823,644
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	4,476,356	0
Ordinary shares, shares outstanding (in shares)	4,476,356	0
Class B ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	50,000,000	50,000,000
Ordinary shares, shares issued (in shares)	6,325,000	6,325,000
Ordinary shares, shares outstanding (in shares)	6,325,000	6,325,000
Shares subject to forfeiture (in shares)		825,000